Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds III
Prospectus Date	rr_ProspectusDate	Apr. 29, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS III

iShares U.S. Aggregate Bond Index Fund

(the “Fund”)

Supplement dated June 26, 2020 to the Summary Prospectuses and Prospectuses of the Fund,

each dated April 29, 2020

Effective immediately, the Summary Prospectuses and Prospectuses of the Fund are amended as follows:

The following is added as the last sentence of the first paragraph of the section of the Fund’s Summary Prospectuses entitled “Key Facts About iShares U.S. Aggregate Bond Index Fund — Principal Investment Strategies of the Fund” and the section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About iShares U.S. Aggregate Bond Index Fund — Principal Investment Strategies of the Fund”:

For example, the Fund may invest in mortgage dollar rolls and participate in to-be-announced (“TBA”) transactions on a regular basis to obtain exposure to mortgage-backed securities.

The following is added to the section of the Fund’s Summary Prospectuses entitled “Key Facts About iShares U.S. Aggregate Bond Index Fund — Principal Risks of Investing in the Fund” and the section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About iShares U.S. Aggregate Bond Index Fund — Principal Risks of Investing in the Fund”:

•
Dollar Rolls Risk — Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.

iShares U.S. Aggregate Bond Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BLACKROCK FUNDS III

iShares U.S. Aggregate Bond Index Fund

(the “Fund”)

Supplement dated June 26, 2020 to the Summary Prospectuses and Prospectuses of the Fund,

each dated April 29, 2020

Effective immediately, the Summary Prospectuses and Prospectuses of the Fund are amended as follows:

The following is added as the last sentence of the first paragraph of the section of the Fund’s Summary Prospectuses entitled “Key Facts About iShares U.S. Aggregate Bond Index Fund — Principal Investment Strategies of the Fund” and the section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About iShares U.S. Aggregate Bond Index Fund — Principal Investment Strategies of the Fund”:

For example, the Fund may invest in mortgage dollar rolls and participate in to-be-announced (“TBA”) transactions on a regular basis to obtain exposure to mortgage-backed securities.

The following is added to the section of the Fund’s Summary Prospectuses entitled “Key Facts About iShares U.S. Aggregate Bond Index Fund — Principal Risks of Investing in the Fund” and the section of the Fund’s Prospectuses entitled “Fund Overview — Key Facts About iShares U.S. Aggregate Bond Index Fund — Principal Risks of Investing in the Fund”:

•
Dollar Rolls Risk — Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.